FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	May 24, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 4,350	$ 3,634
Corporate borrowings	4,932	3,689
Non-recourse borrowings	41,943	26,735
Financial liabilities	2,875	2,067
Lease liabilities	4,509	4,455
Interest Expense:
Corporate borrowings	2,054	1,770
Non-recourse borrowings	12,608	7,752
Debt in breach of asset-level financial covenants		31
Subordinated notes, Maturing 2081
Interest Expense:
Non-recourse borrowings	250	250	$ 250
Annual rate			5.00%
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	4,076	3,413
Corporate borrowings	1,517	464
Non-recourse borrowings	4,668	2,605
Financial liabilities	344	390
Lease liabilities	499	441
Interest Expense:
Corporate borrowings	181	144
Non-recourse borrowings	2,265	1,244
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	55	49
Corporate borrowings	0	517
Non-recourse borrowings	2,802	2,727
Financial liabilities	99	28
Lease liabilities	468	392
Interest Expense:
Corporate borrowings	179	130
Non-recourse borrowings	2,136	1,093
Later than two years and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	7	12
Corporate borrowings	1,090	428
Non-recourse borrowings	18,301	10,972
Financial liabilities	269	21
Lease liabilities	1,202	1,079
Interest Expense:
Corporate borrowings	408	368
Non-recourse borrowings	4,509	2,475
5 plus years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	212	160
Corporate borrowings	2,325	2,280
Non-recourse borrowings	16,172	10,431
Financial liabilities	2,163	1,628
Lease liabilities	2,340	2,543
Interest Expense:
Corporate borrowings	1,286	1,128
Non-recourse borrowings	$ 3,698	$ 2,940